Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Description of Business [Line Items]
Description of business
Note
1-Description
of business and basis of presentation
TuHURA Biosciences, Inc., a Nevada corporation (“we”, “our”, “TuHURA”, or the “Company”), is a clinical stage immuno-oncology company developing novel personalized cancer vaccine product candidates designed to overcome primary resistance to immunotherapies like checkpoint inhibitors. The Company has entered into a Special Protocol Assessment agreement with the FDA for a single Phase 3 randomized placebo and injection controlled trial for
IFx-2.0,
the Company’s lead personalized cancer vaccine product candidate, as adjunctive therapy to pembrolizumab (Keytruda
®
) in the first line treatment of patients with advanced or metastatic Merkel cell carcinoma who are checkpoint inhibitor naïve utilizing the FDA’s accelerated approval pathway. The Company is also developing novel bi-functional
antibody drug conjugates, or ADCs, targeting myeloid derived suppressor cells, or MDSCs, to modulate their immunosuppressive effects on the tumor microenvironment to overcome acquired resistance to immunotherapies and
IFx-3.0
as an innate immune agonist candidate for intravenous or autologous whole cell administration for blood related cancers.
We were formed on June 24, 2009 under the name Berry Only Inc. On January 25, 2013, we entered into and closed an exchange agreement, with Del Mar Pharmaceuticals (BC) Ltd. (“Del Mar (BC)”), 0959454 B.C. Ltd. (“Callco”), and 0959456 B.C. Ltd. (“Exchangeco”) and the security holders of Del Mar (BC). Upon completion of the exchange agreement, Del Mar (BC) became our wholly-owned subsidiary. On August 19, 2020, we completed the merger with Adgero Biopharmaceuticals Holdings, Inc., a Delaware corporation (“Adgero”), in which Adgero continued its existence under Delaware law and became our direct, wholly-owned subsidiary. Following the completion of the merger, we changed our name from Del Mar Pharmaceuticals, Inc. to Kintara Therapeutics, Inc. (“Kintara”) and began trading on Nasdaq under the symbol “KTRA.”
In the opinion of Management, the accompanying unaudited condensed consolidated financial statements are prepared in accordance with instruction for Form
10-Q,
include all adjustments which we considered necessary for a fair presentation of the results for the periods presented. Certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed consolidated financial statements be read in conjunction with the 2024 Annual Report. The results for the three months ended March 31, 2025 are not necessary indicative of the results to be expected for future periods or the full year.
Reverse Merger with Kintara Therapeutics, Inc.
On October 18, 2024, we completed a reverse merger transaction contemplated by its Agreement and Plan of Merger, dated April 2, 2024 (the “Kintara Merger Agreement”), with TuHURA Biosciences, Inc., a privately-held Delaware corporation (“Legacy TuHURA”), and Kayak Mergeco, Inc., a Delaware corporation wholly-owned subsidiary of TuHURA (“Kintara Merger Sub”). Pursuant to the Kintara Merger Agreement, Kintara Merger Sub merged with and into Legacy TuHURA with Legacy TuHURA surviving the merger (the “Kintara Merger”) and becoming TuHURA’s direct, wholly-owned subsidiary. In connection with the completion of the Kintara Merger, effective at 12:01 a.m. Eastern Time on October 18, 2024, TuHURA effected a
1-for-35
reverse stock split of its common stock. Effective at 12:03 a.m. Eastern Time on October 18, 2024, TuHURA completed the merger, and effective at 12:04 a.m. Eastern Time on October 18, 2024, TuHURA changed its name from Kintara Therapeutics, Inc. to “TuHURA Biosciences, Inc.”
Agreement and Plan of Merger with Kineta, Inc.
On May 5, 2025, the Company, Kineta, Inc., a Delaware corporation (“Kineta”), Hura Merger Sub I, Inc., a Delaware corporation and direct wholly-owned subsidiary of the Company (“Merger Sub I”), Hura Merger Sub

II, LLC, a Delaware limited liability company and direct wholly-owned subsidiary of the Company, and Craig Philips, solely in his capacity as the representative, agent and attorney-in-fact
of the stockholders of Kineta, entered into the First Amendment to Agreement and Plan of Merger (the “Amendment”) to amend the terms of the previously disclosed Agreement and Plan of Merger, dated December 11, 2024 (the “Original Agreement”, and as amended by the Amendment, the “Kineta Merger Agreement”), by and among TuHURA, Kineta, Merger Sub I, Merger Sub II, and the Stockholder Representative.
Pursuant to the terms of the Kineta Merger Agreement, among other things and subject to the terms and conditions set forth therein, Merger Sub I will (a) merge with and into Kineta (the “First Merger”), with Kineta being the surviving corporation of the First Merger, also known as the “Surviving Entity”; and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the Surviving Entity will merge with and into Merger Sub II (the “Second Merger” and, together with the First Merger, the “Mergers”), with Merger Sub II being the surviving company of the Second Merger, also known as the “Surviving Company.” The Mergers are intended to qualify as a tax-free
reorganization for U.S. federal income tax purposes.
TuHURA filed a Registration on Form
S-4
in connection with the proposed Mergers on February 7, 2025, as subsequently amended on May 6, 2025, and May 8, 2025 (as amended, the “Registration Statement”), which includes a joint proxy statement/prospectus therein. The Mergers are expected to close in the second quarter of 2025, subject to the satisfaction or waiver of the closing conditions under the Merger Agreement.
Merger Consideration
Under the terms of the Kineta Merger Agreement, upon the completion of the Mergers, Kineta stockholders will receive their pro rata share (based on the number of Kineta fully diluted shares held by them) of aggregate merger consideration consisting of a combination of cash and shares of TuHURA common stock (the “Merger Consideration”). Pursuant to the Kineta Merger Agreement, the aggregate cash component of the Merger Consideration is a base cash amount of $6,005,000 (consisting of the difference of $12,000,000 and (i) the aggregate $5,995,000 TuHURA has advanced to Kineta under the Exclusivity and Right of First Offer Agreement, dated July 3, 2024 (the “Exclusivity Agreement”), (ii) the sum of Kineta’s working capital deficit calculated as of the closing of the Mergers pursuant to the Kineta Merger Agreement, and (iii) any working capital loans made by TuHURA to Kineta between the signing of the Original Agreement and closing of the Mergers. The aggregate share component of the Merger Consideration consists of an aggregate of up to approximately 3,998,053 shares of TuHURA common stock, subject to a six-month
holdback of up to approximately 1,129,883 of such shares to satisfy certain additional liabilities of the closing date that may be identified after the closing. As part of the Merger Consideration, Kineta stockholders will be entitled to payments of legacy assets not related to Kineta’s KVA12123 product and technology that Kineta may receive following the closing of the Mergers from pre-closing
sales by Kineta of certain
non-KVA12123
products and technologies.
In connection with the Kineta Merger Agreement, TuHURA and Kineta entered into a Clinical Trial Funding Agreement (the “CTF Agreement”) under which TuHURA agreed to continue to fund clinical trial expenses for KVA12123 in an amount of up to $900,000, which may be increased upon mutual agreement. Any amounts loaned to Kineta under the CTF Agreement shall be evidenced by a secured promissory note bearing simple interest at 5% per annum payable on the earlier of (a) following the closing of the Mergers, any date on which TuHURA demands payment by written notice to Kineta or (b) if the Kineta Merger Agreement is terminated, within ten days following the date of such termination. The Company has advanced $250,000 in working capital loans and approximately $852,000 under the CTF Agreement through March 31, 2025.
The Kineta Merger Agreement has been unanimously approved by the boards of directors of both companies and is subject to Kineta stockholder approval. The completion of the Mergers is also subject to the satisfaction or waiver of certain other conditions, including the approval by TuHURA’s stockholders of an increase in the number of authorized shares of TuHURA common stock, Kineta’s working capital deficit not exceeding $6,000,000 at the time of closing, the effectiveness of the Registration Statement registering the shares of

TuHURA common stock issuable to the Kineta stockholders in the Mergers, and other customary closing conditions. The Mergers are currently targeted to close in the second quarter of 2025.

Note
1-Description
of business
TuHURA Biosciences, Inc., a Nevada corporation (the “Company”), is a clinical stage immuno-oncology company developing novel personalized cancer vaccine product candidates designed to overcome primary resistance to immunotherapies like checkpoint inhibitors. The Company has entered into a Special Protocol Assessment agreement with the FDA for a single Phase 3 randomized placebo and injection controlled trial for
IFx-2.0,
the Company’s lead personalized cancer vaccine product candidate, as adjunctive therapy to pembrolizumab (Keytruda
®
) in the first line treatment of patients with advanced or metastatic Merkel cell carcinoma who are checkpoint inhibitor naïve utilizing the FDA’s accelerated approval pathway. The Company is also developing novel bi-functional
antibody drug conjugates, or ADCs, targeting myeloid derived suppressor cells, or MDSCs, to modulate their immunosuppressive effects on the tumor microenvironment to overcome acquired resistance to immunotherapies and
IFx-3.0
as an innate immune agonist candidate for intravenous or autologous whole cell administration for blood related cancers.
Reverse Merger with Kintara Therapeutics, Inc.
On October 18, 2024 (the “Closing Date”), the Nevada corporation formerly known as Kintara Therapeutics, Inc. (“Kintara”) consummated a previously announced merger transaction in accordance with the terms of that certain Agreement and Plan of Merger, dated as of April 2, 2024 (the “Merger Agreement”), by and among Kintara, Kayak Mergeco, Inc., a Delaware corporation and direct wholly owned subsidiary of Kintara (“Merger Sub”), and TuHURA Biosciences, Inc., a Delaware corporation (“TuHURA”), pursuant to which, Merger Sub merged with and into TuHURA, with TuHURA surviving as a direct wholly owned subsidiary of Kintara and the surviving corporation of the merger (the “Merger”). In connection with the completion of the Merger, effective on the Closing Date, Kintara effected a
1-for-35
reverse stock split (the “Reverse Stock Split”) of its common stock, par value $0.001 per share, completed the merger and changed its name to “TuHURA Biosciences, Inc.”
Under the terms of the Merger, immediately prior to the effective time of the Merger, shares of TuHURA’s preferred stock were converted into shares of TuHURA’s common stock and all of the convertible notes issued in TuHURA’s private placement (the “TuHURA Note Financing”) were converted into shares of TuHURA common stock pursuant to the terms therein. At the effective time of the Merger, (i) Kintara issued an aggregate of approximately 40,441,605 shares of Common Stock to TuHURA stockholders, based on an exchange ratio of 0.1789 (after giving effect to the Reverse Stock Split) shares of Kintara’s common stock for each share of TuHURA common stock outstanding immediately prior to the Merger, (ii) each then-outstanding TuHURA stock option was assumed and converted into an option to purchase shares of Kintara common stock subject to certain adjustments based on the exchange ratio as set forth in the Merger Agreement, and (iii) each then-outstanding warrant to purchase shares of TuHURA common stock was assumed and converted into and exchangeable based on the exchange ratio for a warrant of like tenor entitling the holder to purchase shares of Kintara common stock.
The issuance of the shares of Kintara’s common stock to the former stockholders of TuHURA was registered with the SEC on Kintara’s Registration Statement on Form
S-4
(File
No. 333-279368),
as amended.
The shares of Kintara’s common stock listed on the Nasdaq Capital Market, previously trading through the close of business on Thursday, October 17, 2024 under the ticker symbol “KTRA,” commenced trading on the Nasdaq Capital Market on a post-Reverse Stock Split adjusted basis and post-Merger basis under the ticker symbol “HURA” on Friday, October 18, 2024.
In connection with the Merger, Kintara entered into a Contingent Value Rights Agreement (the “CVR Agreement”) with Equiniti Trust Company, LLC, pursuant to which the Kintara common stock holders and

Kintara common stock warrant holders of record as of immediately prior to the consummation of the Merger and Reverse Stock Split received one contingent value right (a “CVR”) for each outstanding share of common stock held by such stockholder (or, in the case of warrants, each share of common stock for which such warrant is exercisable into). Pursuant to the CVR Agreement, upon the achievement of (i) Kintara enrolling a minimum of ten cutaneous metastatic breast cancer patients in a study to determine whether a dose of Kintara’s
REM-001
lower than 1.2 mg/kg elicits a treatment effect similar to that seen in prior studies of
REM-001
at the 1.2 mg/kg dose and (ii) such patients enrolled in the study complete eight weeks of follow-up,
in each case, on or before December 31, 2025, as set forth in the CVR Agreement (the holders of CVRs are entitled, in the aggregate, to receive approximately 1,539,918 shares of common stock (which gives effect to the Reverse Stock Split).
Basis of presentation
The merger was accounted for as a reverse recapitalization under which the historical financial statements of the Company prior to the Merger are the historical financial statements of the accounting acquirer, Legacy TuHURA. All share, per share and related information presented in the consolidated financial statements and notes prior to the Merger has been retroactively adjusted to reflect the Exchange Ratio and Reverse Stock Split for all periods presented. See note 6 - Merger with Kintara Therapeutics.
Plan of merger with Kineta, Inc.
On December 11, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement” or “Proposed Transaction”) by and among Kineta, Inc., a Delaware corporation (“Kineta”), Hura Merger Sub I, Inc., a Delaware corporation and a direct wholly-owned subsidiary of TuHURA (“Merger Sub I”), Hura Merger Sub II, LLC, a Delaware limited liability company and direct wholly-owned subsidiary of TuHURA (“Merger Sub II,” and together with Merger Sub I, the “Merger Subs”), and Craig Philips, solely in his capacity as the representative, agent and attorney-in-fact
of the stockholders of Kineta (the “Stockholders Representative”). Each capitalized term used herein but not otherwise defined has the meaning given to it in the Merger Agreement.
Pursuant to the terms of the Merger Agreement, among other things and subject to the terms and conditions set forth therein, Merger Sub I will (a) merge with and into Kineta (the “First Merger”), with Kineta being the surviving corporation of the First Merger, also known as the “Surviving Entity”; and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the Surviving Entity will merge with and into Merger Sub II (the “Second Merger” and, together with the First Merger, the “Mergers” ), with Merger Sub II being the surviving company of the Second Merger, also known as the “Surviving Company.” The Mergers are intended to qualify as a tax-free
reorganization for U.S. federal income tax purposes.
The Registration Statement on
S-4
for the planned merger was filed with the SEC on February 7, 2024.
Merger Consideration
Under the terms of the merger agreement, upon the completion of the Proposed Transaction, Kineta stockholders will receive their pro rata share (based on the number of Kineta fully diluted shares held by them) of aggregate merger consideration consisting of a combination of cash and shares of TuHURA common stock. The cash component of the aggregate merger consideration will be a base cash amount of $9,005,000 (consisting of a value of $15,000,000 minus the $5,995,000 advanced to Kineta under the Exclusivity and Right of First Offer Agreement, or “Exclusivity Agreement”) less the sum of Kineta’s working capital deficit at the closing of the Proposed Transaction and any working capital loans made by TuHURA to Kineta between the signing of the merger agreement and closing of the Proposed Transaction. The share component of the aggregate merger consideration will consist of an aggregate of up to approximately 3,476,568 shares of TuHURA common stock, subject to a six-month
holdback of approximately 869,142 of such shares to satisfy certain additional liabilities of the closing date that may be identified after the closing. As additional merger consideration, Kineta stockholders will be entitled to receive their pro rata share of certain payments that Kineta may receive after the closing from the potential pre-closing
sale by Kineta of certain
non-KVA12123
products and technologies.
In connection with the merger agreement, TuHURA and Kineta entered into a Clinical Trial Funding Agreement under which TuHURA agreed to continue to fund clinical trial expenses for KVA12123 in an amount of up to $900,000, which may be increased upon mutual agreement. The merger agreement also provides that Kineta may request the extension of up to $2,000,000 in working capital loans from TuHURA, $1,750,000 of which will be contingent on the completion of a financing transaction by TuHURA.
The merger agreement has been unanimously approved by the boards of directors of both companies and is subject to Kineta stockholder approval. The completion of the Proposed Transaction is also subject to the satisfaction or waiver of certain other conditions, such as the approval by TuHURA’s stockholders of an increase in the number of authorized shares of TuHURA common stock, Kineta’s working capital deficit not exceeding $6,000,000 at the time of closing, the effectiveness of a registration statement on Form
S-4
registering the shares of TuHURA common stock issuable to the Kineta stockholders in the Proposed Transaction, and other customary closing conditions. The Proposed Transaction is currently expected to close in the first quarter of 2025.
Other Terms of the Merger Agreement
The Merger Agreement contains customary representations, warranties and covenants made by Kineta and TuHURA, including covenants relating to obtaining the requisite approvals of the stockholders of Kineta and TuHURA, indemnification of directors and officers and Kineta’s and TuHURA’s conduct of their respective businesses between the date of signing of the Merger Agreement and the Closing. The parties have agreed to use reasonable best efforts to take all actions necessary to consummate the Mergers, including for Kineta to hold a meeting of its stockholders to vote on proposals related to the Mergers and for TuHURA to hold a meeting of its stockholders to vote on a proposal to increase the authorized shares of TuHURA to 200,000,000 shares of TuHURA Common Stock. The representations and warranties in the Merger Agreement will not survive the Closing.
July 2024 Private Placement
In connection with the Company’s entrance into the Exclusivity Agreement, on July 3, 2024, the Company completed a private placement of its common stock to an existing investor under which the investor paid $5.0 million in exchange for 717,321 shares of the Company’s common stock and a 1.5% royalty right on certain future sales by the Company of products based on Kinteta’s KVA12123. The proceeds received from the Company’s July 2024 private placement were used to fund the Exclusivity Payment due to Kineta pursuant to the Exclusivity Agreement.